Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues		$ 520,817	$ 636,080	$ 663,237
Americas (primarily the United States) [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	[1]	343,477	415,862	409,741
EMEA [Member[
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	[1]	101,584	124,967	147,162
Asia Pacific [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	[1]	$ 75,756	$ 95,251	$ 106,334

[1]	Revenues are attributed to geographic areas based on the location of customer.